Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 85,061	$ 94,009
Operating Segments | High-Pressure Controls
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	18,594	17,392
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 66,467	$ 76,617